Allowance for Credit Losses Forward Looking Information (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Information Credit Risk Management IFRS 9 subchapter [Abstract]
Provision for credit losses	€ 75	€ 761	€ 144	€ 1,267